Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
Principal		Current	Maturity
Amount		Rate	Date	Value
	BANK LOANS(1) ― 94.9%
	AEROSPACE & DEFENSE ― 3.5%
$750,000	American Airlines, Inc. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	5.813%	4/20/2028	$717,453
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	7.313	6/21/2027	297,150
242,403	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.810	2/1/2028	228,292
239,361	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	3.310	8/22/2024	231,520
488,722	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	3.310	5/30/2025	465,671
250,000	United Airlines, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.711	4/21/2028	233,439
				2,173,525
	AUTO COMPONENTS ― 3.8%
845,208	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	4.310	4/30/2026	791,326
55,860	Dexko Global, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.756	10/4/2028	51,601
293,265	DexKo Global, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.756	10/4/2028	270,903
496,250	Garrett LX I SARL (3 Month USD LIBOR + 3.250%, 0.50% Floor)	4.490	5/1/2028	467,716
474,000	PAI HoldCo, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.739	10/28/2027	448,522
399,000	Safe Fleet Holdings, LLC (3 Month USD SOFR + 3.750%, 0.50% Floor)	4.773	2/16/2029	373,813
				2,403,881
	AUTOMOBILES ― 0.2%
166,081	MajorDrive Holdings IV, LLC (3 Month USD LIBOR + 4.000%, 0.50% Floor)	5.625	6/1/2028	149,835

	BUILDING PRODUCTS ― 1.1%
247,500	Foundation Building Materials, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	4.489	1/31/2028	217,800
249,375	Quikrete Holdings, Inc. (1 Month USD LIBOR + 3.000%)	3.711	6/11/2028	235,847
249,375	Specialty Building Products Holdings LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	5.345	10/15/2028	221,320
				674,967
	CHEMICALS ― 2.9%
247,500	Alpha 3 BV (1 Month USD LIBOR + 2.500%, 0.50% Floor)	3.560	3/17/2028	237,084
246,875	CPC Acquisition Corp. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.756	12/29/2027	217,661
420,763	Herens US Holdco Corp. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	5.006	7/3/2028	378,477
248,750	Olympus Water US Holding Corp. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.813	11/9/2028	232,426
493,750	Plaskolite PPC Intermediate II LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	5.060	12/15/2025	455,795
342,000	PMHC II, Inc. (3 Month USD SOFR + 4.250%, 0.50% Floor)	5.287	4/23/2029	299,963
				1,821,406
	COMMERCIAL SERVICES AND SUPPLIES ― 4.0%
744,375	Allied Universal Holdco LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.810	5/12/2028	683,895
495,016	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.810	3/31/2028	463,924
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	5.900	10/30/2026	159,743
250,000	Project Castle, Inc. (3 Month USD SOFR + 5.500%, 0.50% Floor)	6.900	6/1/2029	225,625
498,750	Restaurant Technologies (3 Month USD SOFR + 4.250%, 0.50% Floor)	4.901	4/2/2029	479,633
485,113	Trugreen, Ltd. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	5.060	11/2/2027	462,877
				2,475,697
	CONSTRUCTION & ENGINEERING ― 0.1%
126,919	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	2.060	6/30/2025	65,100
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	4.060	6/30/2024	12,503
				77,603
	CONSTRUCTION MATERIALS ― 0.7%
483,094	Tamko Building Products, LLC (3 Month USD LIBOR + 3.000%)	4.006	5/29/2026	454,108

	CONTAINERS AND PACKAGING ― 1.3%
349,125	BW Holding, Inc. (3 Month USD SOFR + 4.000%, 0.50% Floor)	5.547	12/14/2028	328,614
250,000	Clydesdale Acquisition Holdings (1 Month USD SOFR + 4.250%, 0.50% Floor)	5.384	4/13/2029	234,375
96,742	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	4.060	8/4/2027	90,997
113,563	Kloeckner Pentaplast of America, Inc. (6 Month USD LIBOR + 4.750%, 0.50% Floor)	5.554	2/12/2026	97,096
98,500	Tosca Services, LLC (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.560	8/18/2027	88,979
				840,061

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	DISTRIBUTORS ― 0.9%
$483,750	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	5.560%	2/4/2026	$455,330
149,625	SRS Distribution, Inc. (3 Month USD SOFR + 3.500%, 0.50% Floor)	4.000	6/2/2028	138,263
				593,593
	DIVERSIFIED CONSUMER SERVICES ― 2.5%
246,250	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.506	10/15/2027	231,167
249,460	Mavis Tire Express Services Topco Corp. (1 Month USD SOFR + 4.000%, 0.75% Floor)	5.625	5/4/2028	231,374
989,975	Spin Holdco, Inc. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	5.611	3/6/2028	914,242
199,000	St. George's University Scholastic Services LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor)	4.310	2/12/2029	188,055
				1,564,838
	DIVERSIFIED FINANCIAL SERVICES ― 2.9%
371,381	Ankura Consulting Group, LLC (1 Month USD SOFR + 4.500%, 0.75% Floor)	5.649	3/17/2028	352,812
349,125	Ascensus Holidngs, Inc. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.563	8/2/2028	326,432
513,783	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	3.506	2/1/2027	481,121
149,244	Hudson River Trading LLC (1 Month USD SOFR + 3.000%)	4.149	3/20/2028	140,122
304,178	Orion Advisor Solutions, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.989	9/24/2027	287,194
247,979	Russell Investments US Institutional Holdco, Inc. (6 Month USD LIBOR + 3.500%, 1.00% Floor)	5.000	5/30/2025	232,118
				1,819,799
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.7%
486,250	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	4.310	4/6/2026	438,843
500,000	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.563	10/4/2027	445,418
487,528	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	3.824	4/15/2027	454,366
491,045	Global Tel*Link Corp. (1 Month USD LIBOR + 4.250%)	5.310	11/28/2025	458,246
96,753	Securus Technologies Holdings, LLC (3 Month USD LIBOR + 4.500%, 1.00% Floor)	5.506	11/1/2024	88,590
250,000	UPC Financing Partnership (1 Month USD LIBOR + 3.000%)	4.324	1/31/2029	238,333
422,421	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.060	10/10/2024	361,051
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	3.824	4/28/2028	467,695
				2,952,542
	ELECTRIC UTILITIES ― 1.1%
723,975	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.810	8/1/2025	686,459

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 3.1%
349,125	CTC Holdings, LP (3 Month USD SOFR + 5.000%, 0.50% Floor)	6.418	2/15/2029	328,177
248,728	Dcert Buyer, Inc. (1 Month USD LIBOR + 4.000%)	5.060	10/16/2026	238,423
249,375	Escape Velocity Holdings, Inc. (3 Month USD LIBOR + 4.250%, 0.50% Floor)	5.256	10/6/2028	234,257
409,461	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	3.560	7/2/2025	404,306
757,236	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 3.750%)	4.810	8/27/2025	738,067
				1,943,230
	ENERGY EQUIPMENT & SERVICES ― 0.7%
337,001	EnergySolutions, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.756	5/9/2025	315,237
214,744	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	6.575	7/11/2025	145,489
				460,726
	FOOD PRODUCTS ― 3.1%
246,250	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.506	11/25/2027	231,065
341,769	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	3.310	1/29/2027	315,425
250,000	Hunter US Bidco, Inc. (3 Month USD LIBOR + 4.250%, 0.50% Floor)	5.256	8/21/2028	238,125
150,000	Naked Juice (3 Month USD SOFR + 3.250%, 0.50% Floor)	4.001	1/24/2029	140,125
497,539	Pacific Bells LLC (3 Month USD SOFR + 4.500%, 0.50% Floor)	5.836	11/10/2028	462,711
250,000	Pegasus Bidco BV (3 Month USD SOFR + 4.2500%, 0.50% Floor)	4.750	7/12/2029	237,813
350,000	Sycamore Buyer, LLC (1 Month USD SOFR + 2.250%, 0.50% Floor)	3.849	9/24/2028	334,600
				1,959,864
	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.9%
224,036	LifeScan Global Corp. (3 Month USD LIBOR + 6.000%)	6.962	10/1/2024	197,524
487,500	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	6.310	11/16/2026	463,734

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.9% (Continued)
$722,663	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	4.310%	3/5/2026	$677,649
474,396	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.060	11/7/2024	455,420
				1,794,327
	HEALTH CARE PROVIDERS & SERVICES ― 10.5%
250,000	Accelerated Health Systems, LLC (6 Month USD SOFR + 4.250%, 0.50% Floor)	5.160%	2/15/2029	238,048
481,272	ADMI Corp. B (1 Month USD LIBOR + 2.750%)	3.810	4/30/2025	442,650
248,125	ADMI Corp. B3 (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.560	12/23/2027	228,069
723,084	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	5.219	9/5/2025	698,831
164,190	Confluent Health LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	5.060	11/30/2028	153,655
35,398	Confluent Health LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)(2)	6.500	11/30/2028	33,127
737,491	Da Vinci Purchaser Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.006	1/8/2027	700,155
205,984	Embecta Corp. (3 Month USD SOFR + 3.000%, 0.50% Floor)	3.651	3/30/2029	195,170
489,505	Eyecare Partners LLC (3 Month USD LIBOR + 3.750%)	4.756	2/18/2027	454,170
250,000	MJH Healthcare Holdings LLC (1 Month USD SOFR + 3.500%, 0.50% Floor)	5.109	1/29/2029	236,250
367,537	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.810	3/2/2028	320,349
11,662	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.760	3/2/2028	10,165
247,500	Pacific Dental Services, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.125	5/5/2028	235,950
494,975	Pathway Vet Alliance LLC (1 Month USD LIBOR + 3.750%)	4.756	3/31/2027	460,945
303,188	Pediatric Associates Holding Co., LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)	5.076	12/29/2028	284,238
45,995	Pediatric Associates Holding Co., LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)(2)	4.805	12/29/2028	43,120
956,750	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	5.892	7/9/2025	862,750
248,125	Radnet Management, Inc. (1 Month USD LIBOR + 3.000%, 0.75% Floor)	4.624	4/24/2028	236,443
244,406	Upstream Newco, Inc. (1 Month USD LIBOR + 4.250%)	5.399	11/20/2026	224,397
740,482	US Renal Care, Inc. (1 Month USD LIBOR + 5.000%)	6.063	6/26/2026	515,098
				6,573,580
	HEALTH CARE TECHNOLOGY ― 2.6%
492,405	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	4.989	8/3/2026	477,530
488,750	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	5.060	10/22/2026	464,923
493,750	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.310	3/10/2028	464,305
227,303	Verscend Holding Corp. (1 Month USD LIBOR + 4.000%)	5.060	8/27/2025	218,211
				1,624,969
	HOTELS RESTAURANTS & LEISURE ― 3.8%
320,177	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	4.810	2/2/2026	287,091
483,750	AMC Entertainment, Inc. (1 Month USD LIBOR + 3.000%)	4.200	4/22/2026	409,132
491,250	Caesars Resort Collection, LLC (1 Month USD LIBOR +3.500%)	4.560	7/21/2025	474,732
972,613	Diamond Sports Group, LLC (1 Month USD SOFR + 3.250%)	4.431	8/24/2026	236,666
397,000	Pug, LLC (1 Month USD LIBOR + 4.250%, 0.50% Floor)	5.310	2/13/2027	368,217
150,000	Scientific Games Holdings LP (3 Month USD SOFR + 3.500%, 0.50% Floor)	4.175	4/4/2029	139,281
500,000	Scientific Games Holdings LP (1 Month USD SOFR + 3.000%, 0.50% Floor)	4.358	4/16/2029	476,145
				2,391,264
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 2.3%
188,325	Array Technologies, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	4.755	10/14/2027	174,672
483,569	Calpine Corp. (1 Month USD LIBOR + 2.500%)	3.560	12/16/2027	461,203
848,738	Lightstone Holdco, LLC (3 Month USD SOFR + 5.750%, 1.00% Floor)	7.024	2/1/2027	765,986
47,870	Lightstone Holdco, LLC (3 Month USD SOFR + 5.750%, 1.00% Floor)	7.024	2/1/2027	43,203
				1,445,064
	INDUSTRIAL CONGLOMERATES ― 1.5%
958,596	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.310	12/11/2024	919,054

	INSURANCE ― 2.5%
349,125	AssuredPartners, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	4.534	2/12/2027	326,432
98,500	Asurion, LLC (1 Month USD LIBOR + 3.250%)	4.310	12/23/2026	89,574
246,263	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.690	10/14/2027	234,873

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	INSURANCE ― 2.5% (Continued)
$488,750	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.000%)	4.060%	1/27/2027	$460,955
495,090	OneDigital Borrower, LLC (6 Month USD SOFR + 4.250%, 0.50% Floor)	4.750	11/16/2027	470,335
				1,582,169
	INTERNET SOFTWARE & SERVICES ― 3.9%
196,000	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	4.310	12/6/2027	179,340
299,250	Austin HoldCo., Virtusa (1 Month USD SOFR + 3.750%, 0.75% Floor)	4.884	2/15/2029	283,789
498,728	MH Sub I, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.810	9/13/2024	470,923
412,455	Motus Group, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	5.200	12/11/2028	388,223
497,500	NAB Holdings LLC (3 Month USD SOFR + 3.000%, 0.50% Floor)	3.801	11/24/2028	466,720
246,875	Playtika Holding Corp. (1 Month USD LIBOR + 2.750%)	3.810	3/13/2028	233,401
477,500	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	442,643
				2,465,039
	MACHINERY ― 2.8%
346,500	Madison IAQ, LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)	4.524	6/21/2028	316,542
306,422	Patriot Container Corp. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.810	3/20/2025	267,975
390,868	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.310	3/17/2027	374,256
702,973	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.354	3/28/2025	646,882
147,395	TK Elevator US Newco, Inc. (6 Month USD LIBOR + 3.500%, 0.50% Floor)	4.019	7/30/2027	138,460
				1,744,115
	MEDIA ― 6.3%
467,577	AppLovin Corp. (1 Month USD LIBOR + 3.250%)	4.310	8/15/2025	448,486
348,250	Ascend Learning LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.560	12/11/2028	322,567
490,625	Castle US Holding Corp. (1 Month USD LIBOR + 3.750%)	4.810	1/29/2027	433,590
544,500	CMI Marketing, Inc. (1 Month USD LIBOR + 4.250%, 0.50% Floor)	5.874	3/23/2028	516,594
243,750	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	4.812	11/26/2026	232,263
351,250	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	3.810	11/29/2024	342,908
149,625	Fertitta Entertainment LLC/NV (1 Month USD SOFR + 4.000%, 0.50% Floor)	5.534	1/29/2029	138,404
222,900	iHeartCommunications, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	4.310	5/1/2026	208,272
352,016	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	4.560	12/17/2026	325,336
455,285	Univision Communications, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.310	3/13/2026	431,004
438,666	Vericast Corp. (3 Month USD LIBOR + 7.750%, 1.00% Floor)	8.756	6/16/2026	345,814
197,000	Weld North Education, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.810	12/21/2027	187,806
				3,933,044
	METALS & MINING ― 0.6%
103,433	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	4.060	2/12/2025	100,525
285,442	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	4.060	9/20/2024	278,163
				378,688
	OIL, GAS & CONSUMABLE FUELS ― 2.2%
477,613	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	4.217	10/1/2025	467,080
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	5.810	3/11/2026	926,926
				1,394,006
	PHARMACEUTICALS ― 3.7%
246,875	Alkermes, Inc. (3 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/12/2026	235,766
654,213	Alvogen Pharma U.S., Inc. (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.260	6/30/2025	577,997
966,893	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	4.563	5/5/2025	877,456
636,654	Curium Bidco Sarl (3 Month USD LIBOR + 4.000%, 0.75% Floor)	5.006	12/2/2027	606,413
				2,297,632
	PROFESSIONAL SERVICES ― 1.3%
249,375	AG Group Holdings T/L (1 Month USD SOFR + 4.000%, 0.50% Floor)	5.034	12/29/2028	240,023
347,375	APX Group, Inc. (1 Month USD SOFR + 2.500%, 0.50% Floor)	6.000	7/10/2028	329,003
248,125	Bingo Industries, Ltd. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.506	7/14/2028	233,858
				802,884

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	SOFTWARE ― 8.0%
$36,232	Athenahealth, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor) (2)	5.009%	2/15/2029	$33,469
213,768	Athenahealth, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	5.009	2/15/2029	197,470
779,581	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	5.060	4/18/2025	751,516
647,982	Idera, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.820	3/2/2028	599,587
492,500	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	6.345	8/31/2027	380,456
248,750	Magenta Buyer, LLC (3 Month USD LIBOR + 5.000%, 0.75% Floor)	6.230	7/27/2028	224,319
400,000	Mitnick Corporate Purchaser, Inc. (3 Month USD SOFR + 4.750%, 0.50% Floor)	5.924	5/2/2029	381,000
232,708	Organon & Co. (6 Month USD LIBOR + 3.000%, 0.50% Floor)	4.625	6/2/2028	224,588
603,284	Project Alpha Intermediate Holding, Inc. (1 Month USD LIBOR + 4.000%)	5.060	4/26/2024	581,981
390,000	Project Leopard Holdings, Inc. (3 Month USD SOFR + 5.250%, 0.50% Floor)	7.827	7/20/2029	360,750
249,375	Seattle SpinCo, Inc. (1 Month USD SOFR + 4.000%, 0.50% Floor)	5.609	2/26/2027	227,555
248,741	Symplr Software, Inc. (3 Month USD SOFR + 4.500%, 0.75% Floor)	5.251	12/22/2027	236,304
488,750	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	4.060	2/26/2027	461,258
363,896	Zelis Payments Buyer, Inc. (1 Month USD LIBOR + 3.500%)	4.562	9/30/2026	343,712
				5,003,965
	SPECIALTY RETAIL ― 1.5%
246,250	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.810	10/19/2027	218,953
275,874	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	4.560	4/30/2025	256,822
493,655	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	5.310	8/31/2026	447,992
				923,767
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.3%
280,949	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	4.560	9/8/2025	262,160
582,988	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	5.256	5/16/2025	557,806
				819,966
	WATER TREATMENT SYSTEMS ― 0.6%
325,926	Culligan (1 Month USD SOFR + 4.000%, 0.50% Floor)	4.500	7/31/2028	297,137
74,074	Culligan (1 Month USD SOFR + 4.000%, 0.50% Floor)	4.500	7/31/2028	67,531
				364,668

	TOTAL BANK LOANS (Cost $64,312,599)			$59,510,335

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)

Shares		Value
	COMMON STOCK ― 0.0%
	CONSTRUCTION & ENGINEERING ― 0.0%
53,218	Mcdermott International Ltd. (3)	$29,430

	TOTAL COMMON STOCK (Cost $467,382)	29,430

	EXCHANGE TRADED FUND ― 2.3%
72,696	Invesco Senior Loan ETF	1,473,548
	TOTAL EXCHANGE TRADED FUND (Cost $1,609,202)	1,473,548

	SHORT TERM INVESTMENT ― 3.8%
2,396,239	Invesco Government & Agency Portfolio Short-Term Investments Trust - Institutional Class, 1.38% (4)	2,396,239
	TOTAL SHORT TERM INVESTMENT (Cost $2,396,239)	2,396,239

	TOTAL INVESTMENTS ― 101.0% (Cost $68,785,422)	63,409,552
	Liabilities in Excess of Other Assets ― (1.0)%	(655,785)
	TOTAL NET ASSETS ― 100.0%	$62,753,767

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Non income producing.
(4) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial
Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$59,510,335	$-	$59,510,335
Common Stock	-	-	29,430	29,430
Exchange Traded Fund	1,473,548	-	-	1,473,548
Short-Term Investment	2,396,239	-	-	2,396,239
Total	$3,869,787	$59,510,335	$29,430	$63,409,552

See the Schedule of Investments for further detail of investment classifications.